BROWN ADVISORY FUNDS

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Equity Income Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Total Return Fund
Brown Advisory Strategic Bond Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory − WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory – Beutel Goodman Large-Cap Value Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 15, 2019
to the Prospectus and Statement of Additional Information (“SAI”) dated October 31, 2018

This supplement serves as notification of the following changes:

At a recent meeting of the Board of Trustees (“Board”) of Brown Advisory Funds (the “Trust”), the Board approved certain changes relating to the Funds, as described below:

1. Change in the Distributor to the Funds

Effective as of March 29, 2019 (the “Effective Date”), ALPS Distributors, Inc. (“ALPS”) will replace Quasar Distributors, LLC (“Quasar”) as the principal underwriter and distributor to the Trust.  Accordingly, all references to Quasar should be deleted as of the Effective Date. ALPS will act as distributor for each Fund and act as agent for each Fund in selling its shares to the public. ALPS is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. ALPS will offer shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. ALPS is not obligated to sell any certain number of shares of the Funds. ALPS will also review advertisements and act as liaison for broker-dealer relationships. Investors purchasing or redeeming shares of a Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

Investors should retain this supplement for future reference